Spirit of America Real Estate Income and Growth Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Common Stocks 96.46% Shares Market Value
Data Center REITs 10.70%
Digital Realty Trust, Inc. 25,381 $ 3,071,609
Equinix, Inc. 6,420 4,662,589
7,734,198
Energy 1.76%
Black Stone Minerals LP 7,000 120,610
Cheniere Energy Partners LP 4,363 236,431
Energy Transfer LP 32,500 455,975
Enterprise Products Partners LP 7,000 191,590
MPLX LP 7,500 266,775
1,271,381
Gaming REITs 5.94%
Gaming and Leisure Properties, Inc. 33,385 1,520,687
VICI Properties, Inc. 95,297 2,773,143
4,293,830
Health Care REITs 4.54%
Global Medical REIT, Inc. 15,000 134,550
Healthcare Realty Trust, Inc. 10,000 152,700
Healthpeak Properties, Inc. 14,568 267,468
Omega Healthcare Investors, Inc. 11,000 364,760
Physicians Realty Trust 9,350 113,977
Ventas, Inc. 6,050 254,887
Welltower, Inc. 24,325 1,992,704
3,281,046
Hotel REITs 3.27%
Apple Hospitality REIT, Inc. 45,210 693,521
Host Hotels & Resorts, Inc. 48,900 785,823
Park Hotels & Resorts, Inc. 9,250 113,960
Pebblebrook Hotel Trust 42,281 574,599
Summit Hotel Properties, Inc. 9,000 52,200
Sunstone Hotel Investors, Inc. 15,700 146,795
2,366,898
Industrial REITs 19.40%
Americold Realty Trust 4,700 142,927
Plymouth Industrial REIT Inc. 1,500 31,425
Prologis, Inc. 79,751 8,948,860
Rexford Industrial Realty, Inc. 19,000 937,650
STAG Industrial, Inc. 45,950 1,585,734
Terreno Realty Corp. 41,900 2,379,920
14,026,516
Infrastructure REITs 1.41%
American Tower Corp., Class A 3,060 503,217

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Common Stocks 96.46% (continued) Shares Market Value
Infrastructure REITs 1.41% (continued)
Crown Castle International Corp. 5,630 $ 518,129
1,021,346
Midstream - Oil & Gas 0.39%
Plains All American Pipeline LP 10,000 153,200
Plains GP Holdings LP, Class A
(a)
5,000 80,600
Western Midstream Partners LP 1,750 47,652
281,452
Mortgage Finance 0.80%
Blackstone Mortgage Trust, Inc., Class A 13,200 287,100
Starwood Property Trust, Inc. 15,000 290,250
577,350
Multi Asset Class REITs 2.26%
Lexington Realty Trust 2,700 24,030
One Liberty Properties, Inc. 2,500 47,175
WP Carey, Inc. 28,950 1,565,616
1,636,821
Office REITs 1.72%
Alexandria Real Estate Equities, Inc. 7,200 720,720
Boston Properties, Inc. 6,215 369,668
Cousins Properties, Inc. 1,000 20,370
Kilroy Realty Corp. 4,265 134,817
1,245,575
Residential REITs 21.04%
American Homes 4 Rent, Class A 18,050 608,104
Apartment Income REIT Corp. 25,902 795,191
AvalonBay Communities, Inc. 15,390 2,643,079
Camden Property Trust 13,200 1,248,456
Equity LifeStyle Properties, Inc. 25,950 1,653,275
Equity Residential 30,715 1,803,278
Essex Property Trust, Inc. 5,836 1,237,757
Mid-America Apartment Communities, Inc. 15,222 1,958,310
Sun Communities, Inc. 14,500 1,715,930
UDR, Inc. 43,600 1,555,212
15,218,592
Retail REITs 10.54%
Agree Realty Corp. 8,250 455,730
Brixmor Property Group, Inc. 47,475 986,530
Federal Realty Investment Trust 12,600 1,141,938
Four Corners Property Trust, Inc. 5,000 110,950
Getty Realty Corp. 1,000 27,730
Kimco Realty Corp. 27,569 484,939
National Retail Properties, Inc. 17,750 627,285
Realty Income Corp. 30,985 1,547,391

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Common Stocks 96.46% (continued) Shares Market Value
Retail REITs 10.54% (continued)
Regency Centers Corp. 15,300 $ 909,432
Simon Property Group, Inc. 12,300 1,328,769
Spirit MTA REIT
(a)(b)
1,140 –
7,620,694
Self-Storage REITs 10.44%
CubeSmart 21,450 817,889
Extra Space Storage, Inc. 35,730 4,344,053
Public Storage 9,075 2,391,444
7,553,386
Specialty REITs 2.07%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 4,717 100,000
Iron Mountain, Inc. 23,500 1,397,075
1,497,075
Timber REITs 0.18%
Weyerhaeuser Co. 4,300 131,838
Total Common Stocks
(Cost $62,047,064) 69,757,998
Preferred Stocks 2.88% Shares Market Value
Data Center REITs 0.11%
Digital Realty Trust, Inc., Series J, 5.25% 4,000 81,360
Hotel REITs 1.50%
Ashford Hospitality Trust, Inc., Series F, 7.38% 6,000 58,620
Hersha Hospitality Trust, Series D, 6.50% 5,000 123,750
Hersha Hospitality Trust, Series E, 6.50% 5,000 123,700
Pebblebrook Hotel Trust, Series F, 6.30% 2,500 49,800
Pebblebrook Hotel Trust, Series G, 6.38% 4,000 78,760
Pebblebrook Hotel Trust, Series H, 6.38% 6,000 110,520
Sotherly Hotels, Inc., Series B, 8.00% 6,000 141,000
Sotherly Hotels, Inc., Series C, 7.88% 2,000 46,000
Summit Hotel Properties, Inc., Series F, 5.88% 10,000 184,300
Sunstone Hotel Investors, Inc., Series H, 6.13% 4,000 85,040
Sunstone Hotel Investors, Inc., Series I, 5.70% 4,000 82,400
1,083,890
Mortgage Finance 0.05%
New York Mortgage Trust Inc., Series G, 7.00% 2,000 34,040
Multi Asset Class REITs 0.05%
Vornado Realty Trust, Series M, 5.25% 2,500 36,550

Spirit of America Real Estate Income and Growth Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Preferred Stocks 2.88% (continued) Shares Market Value
Office REITs 0.07%
Hudson Pacific Properties Inc., Series C, 4.75% 4,000 $ 49,760
Residential REITs 0.06%
American Homes 4 Rent, Series G, 5.88% 2,000 43,500
Retail REITs 0.23%
CTO Realty Growth, Inc., Series A, 6.38% 2,000 36,580
Federal Realty Investment Trust, Series C, 5.00% 6,500 130,195
166,775
Self-Storage REITs 0.81%
Public Storage, Series I, 4.88% 1,917 40,391
Public Storage, Series K, 4.75% 4,000 78,920
Public Storage, Series L, 4.63% 2,000 39,400
Public Storage, Series M, 4.13% 1,167 20,971
Public Storage, Series N, 3.88% 4,000 66,240
Public Storage, Series P, 4.00% 2,000 34,700
Public Storage, Series Q, 3.95% 4,000 66,760
Public Storage, Series R, 4.00% 4,000 68,720
Public Storage, Series S, 4.10% 10,000 169,800
585,902
Total Preferred Stocks
(Cost $2,752,766) 2,081,777
Shares Market Value
Money Market Funds 0.26%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 5.27%
(c)
190,797 190,797
Total Money Market Funds
(Cost $190,797) 190,797
Total Investments — 99.60%
(Cost $64,990,627) 72,030,572
Other Assets in Excess of Liabilities  — 0.40% 288,459
NET ASSETS - 100.00% $ 72,319,031
(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(c) Rate disclosed is the seven day effective yield as of September 30, 2023.

Spirit of America Large Cap Value Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Common Stocks 99.23% Shares Market Value
Communications 5.77%
Alphabet, Inc., Class A
(a)
39,100 $ 5,116,626
AT&T, Inc. 9,500 142,690
Netflix, Inc.
(a)
300 113,280
Verizon Communications, Inc. 28,540 924,981
Walt Disney Co. (The)
(a)
20,400 1,653,420
7,950,997
Consumer Discretionary 4.83%
Amazon.com, Inc.
(a)
15,900 2,021,208
Chipotle Mexican Grill, Inc.
(a)
195 357,207
Home Depot, Inc. (The) 6,038 1,824,442
Lowe's Companies, Inc. 3,100 644,304
Masco Corp. 8,500 454,325
McDonald's Corp. 2,980 785,051
NIKE, Inc., Class B 700 66,934
Tesla, Inc.
(a)
2,000 500,440
6,653,911
Consumer Staples 8.58%
Altria Group, Inc. 12,650 531,933
Coca-Cola Co. (The) 7,900 442,242
Colgate-Palmolive Co. 1,500 106,665
Conagra Brands, Inc. 5,100 139,842
Constellation Brands, Inc., Class A 1,400 351,862
Costco Wholesale Corp. 6,551 3,701,053
Kroger Co. (The) 9,000 402,750
Lamb Weston Holdings, Inc. 4,300 397,578
PepsiCo, Inc. 2,400 406,656
Philip Morris International, Inc. 7,350 680,463
Procter & Gamble Co. (The) 7,265 1,059,673
Target Corp. 11,130 1,230,644
Wal-Mart Stores, Inc. 14,884 2,380,398
11,831,759
Energy 11.99%
Antero Midstream Corp. 5,000 59,900
Baker Hughes Co. 8,750 309,050
Cheniere Energy, Inc. 12,900 2,140,884
Chevron Corp. 13,460 2,269,625
CNX Resources Corp.
(a)
4,000 90,320
ConocoPhillips 5,300 634,940
Devon Energy Corp. 7,800 372,060
Diamondback Energy, Inc. 2,650 410,432
Enbridge, Inc. 2,000 66,380
EOG Resources, Inc. 4,400 557,744
Exxon Mobil Corp. 7,550 887,729
Halliburton Co. 3,000 121,500

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Common Stocks 99.23% (continued) Shares Market Value
Energy 11.99% (continued)
Kinder Morgan, Inc. 22,750 $ 377,195
Marathon Oil Corp. 2,000 53,500
Marathon Petroleum Corp. 1,150 174,041
Occidental Petroleum Corp. 6,500 421,720
ONEOK, Inc. 2,000 126,860
Phillips 66 7,250 871,088
Pioneer Natural Resources Co. 7,575 1,738,841
Schlumberger Ltd. 500 29,150
Targa Resources Corp. 5,600 480,032
Valero Energy Corp. 16,765 2,375,768
Williams Companies, Inc. (The) 58,000 1,954,020
16,522,779
Financials 6.88%
American Express Co. 5,000 745,950
Bank of America Corp. 25,850 707,773
Berkshire Hathaway, Inc., Class B
(a)
3,970 1,390,691
Blackstone Group, Inc. (The), Class A 11,550 1,237,467
Carlyle Group, Inc. (The) 6,050 182,468
Citigroup, Inc. 16,700 686,871
CME Group, Inc. 1,404 281,109
Goldman Sachs Group, Inc. (The) 2,715 878,492
JPMorgan Chase & Co. 20,992 3,044,260
Morgan Stanley 3,000 245,010
Wells Fargo & Co. 2,000 81,720
9,481,811
Health Care 11.12%
Abbott Laboratories 3,100 300,235
AbbVie, Inc. 25,157 3,749,902
Amgen, Inc. 850 228,446
Bristol-Myers Squibb Co. 16,650 966,366
Centene Corp.
(a)
7,300 502,824
CVS Health Corp. 1,811 126,444
Edwards LifeSciences Corp.
(a)
3,000 207,840
Eli Lilly & Co. 3,200 1,718,816
Humana, Inc. 1,350 656,802
McKesson Corp. 4,800 2,087,280
Medtronic PLC 7,069 553,927
Merck & Co., Inc. 18,350 1,889,133
Quest Diagnostics, Inc. 4,500 548,370
Thermo Fisher Scientific, Inc. 1,090 551,725
UnitedHealth Group, Inc. 2,450 1,235,266
15,323,376
Industrials 9.55%
Boeing Co. (The)
(a)
3,355 643,086
Caterpillar, Inc. 11,490 3,136,770

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Common Stocks 99.23% (continued) Shares Market Value
Industrials 9.55% (continued)
CSX Corp. 36,600 $ 1,125,450
Cummins, Inc. 3,550 811,033
Deere & Co. 6,410 2,419,006
FedEx Corp. 1,600 423,872
Honeywell International, Inc. 8,900 1,644,186
Johnson Controls International PLC 8,753 465,747
Lockheed Martin Corp. 400 163,584
Raytheon Technologies Corp. 2,100 151,137
United Parcel Service, Inc., Class B 2,450 381,881
Waste Connections, Inc. 13,375 1,796,263
13,162,015
Materials 1.71%
CF Industries Holdings, Inc. 8,200 703,068
Corteva, Inc. 7,233 370,040
Dow, Inc. 6,083 313,640
DuPont de Nemours, Inc. 6,500 484,835
New Linde PLC 1,300 484,055
2,355,638
Real Estate Investment Trusts (REITs) 1.70%
American Tower Corp., Class A 1,040 171,028
Crown Castle International Corp. 2,690 247,561
Equinix, Inc. 900 653,634
Mid-America Apartment Communities, Inc. 250 32,163
Prologis, Inc. 6,300 706,923
Sun Communities, Inc. 2,600 307,684
Terreno Realty Corp. 2,075 117,860
VICI Properties, Inc. 3,073 89,424
Weyerhaeuser Co. 500 15,330
2,341,607
Technology 34.46%
Accenture PLC, Class A 3,825 1,174,696
Adobe, Inc.
(a)
1,350 688,365
Advanced Micro Devices, Inc.
(a)
5,900 606,638
Apple, Inc. 49,032 8,394,769
Applied Materials, Inc. 14,220 1,968,759
Cisco Systems, Inc. 16,750 900,480
Cognizant Technology Solutions Corp., Class A 4,600 311,604
Corning, Inc. 8,000 243,760
Dell Technologies, Inc., Class C 1,624 111,894
Garmin Ltd. 1,000 105,200
HP, Inc. 15,600 400,920
International Business Machines Corp. 2,668 374,320
MasterCard, Inc., Class A 2,400 950,184
Microchip Technology, Inc. 6,450 503,422
Microsoft Corp. 19,689 6,216,802

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Common Stocks 99.23% (continued) Shares Market Value
Technology 34.46% (continued)
NetApp, Inc. 2,600 $ 197,288
NortonLifeLock, Inc. 24,700 436,696
NVIDIA Corp. 34,692 15,090,673
Oracle Corp. 26,875 2,846,600
Palo Alto Networks, Inc.
(a)
200 46,888
Paychex, Inc. 3,850 444,020
QUALCOMM, Inc. 3,550 394,263
Texas Instruments, Inc. 10,425 1,657,679
Visa, Inc., Class A 7,150 1,644,572
Workday, Inc., Class A
(a)
7,280 1,564,108
Zscaler, Inc.
(a)
1,400 217,826
47,492,426
Utilities 2.64%
AES Corp. 7,000 106,400
American Electric Power Company, Inc. 1,850 139,157
Dominion Energy, Inc. 13,000 580,710
Duke Energy Corp. 2,000 176,520
Edison International 2,600 164,554
NextEra Energy, Inc. 28,625 1,639,926
UGI Corp. 1,000 23,000
WEC Energy Group, Inc. 10,100 813,555
3,643,822
Total Common Stocks
(Cost $70,832,675) 136,760,141
Preferred Stocks 0.72% Shares Market Value
Financials 0.64%
Arch Capital Group Ltd., Series F, 5.45% 2,000 41,200
Arch Capital Group Ltd., Series G, 4.55% 2,000 35,780
Athene Holding Ltd., Series C, 6.38% 2,000 48,100
Bank of America Corp., Series GG, 6.00% 4,000 96,280
Bank of America Corp., Series HH, 5.88% 2,000 46,360
Bank of America Corp., Series LL, 5.00% 2,000 40,660
Bank of America Corp., Series SS, 4.75% 2,000 38,360
Charles Schwab Corp. (The), Series J, 4.45% 2,000 37,220
Globe Life, Inc., 4.25% 1,000 18,650
JPMorgan Chase & Co., Series EE, 6.00% 2,000 49,580
JPMorgan Chase & Co., Series JJ, 4.55% 2,000 38,080
JPMorgan Chase & Co., Series LL 4.63% 6,000 117,420
JPMorgan Chase & Co., Series MM, 4.20% 6,000 108,600
Morgan Stanley, Series O, 4.25% 2,000 34,100
Northern Trust Corp., Series E, 4.70% 1,360 28,601
Prudential Financial, Inc., 4.13% 705 13,578
Prudential Financial, Inc., 5.63% 2,000 48,080
RenaissanceRE Holdings Ltd., Series G, 4.20% 150 2,325

Spirit of America Large Cap Value Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Preferred Stocks 0.72% (continued) Shares Market Value
Financials 0.64% (continued)
U.S. Bancorp, Series O, 4.50% 2,000 $ 36,580
879,554
Utilities 0.08%
Brookfield Infrastructure Partners LP, 5.00% 2,000 33,300
DTE Energy Co., 4.38% 2,000 37,040
Entergy Louisiana LLC, 4.88% 2,000 44,640
114,980
Total Preferred Stocks
(Cost $1,234,695) 994,534
Money Market Funds 0.02%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 5.27%
(b)
29,893 29,893
Total Money Market Funds
(Cost $29,893) 29,893
Total Investments — 99.97%
(Cost $72,097,263) 137,784,568
Other Assets in Excess of Liabilities  — 0.03% 38,543
NET ASSETS - 100.00% $ 137,823,111
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of September 30, 2023.

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Municipal Bonds 99.52%
Principal
Amount Market Value
Arizona 1.54%
City of Phoenix, AZ, General Obligation Unlimited , Callable 7/1/2026 @
100,   5.00%, 7/1/2027 $ 500,000 $ 516,836
California 6.42%
California State Public Works Board, Revenue Bonds , Callable 11/1/2026 @
100,   5.00%, 11/1/2029 600,000 626,310
Los Angeles CA Department of Water & Power, Revenue Bonds , Callable
1/1/2029 @ 100,   5.25%, 7/1/2049 200,000 207,828
Los Angeles Community College District, General Obligation Refunding
Bonds Unlimited , Callable 8/1/2026 @ 100,   4.00%, 8/1/2038 500,000 484,181
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bond , Callable 5/15/2026 @ 100,   4.00%, 5/15/2037 145,000 137,703
San Francisco City & County Public Utilities Commission Water Revenue,
Revenue Bonds Series 2020 A , Callable 4/1/2028 @ 100,   4.00%,
10/1/2043 100,000 93,362
San Francisco Municipal Transportation Agency , Callable 3/1/2027 @
100,   4.00%, 3/1/2046 200,000 181,793
State of California, General Obligation Unlimited , Callable 8/1/2025 @
100,   5.00%, 8/1/2029 250,000 256,026
State of California, General Obligation Unlimited , Callable 9/1/2026 @
100,   4.00%, 9/1/2036 175,000 171,911
2,159,114
Connecticut 6.23%
City of New Haven, CT, General Obligation Unlimited , Callable 8/15/2026 @
100,   5.00%, 8/15/2036 230,000 234,960
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue
Bonds , Callable 11/15/2025 @ 100,   3.25%, 11/15/2036 250,000 212,771
Connecticut Housing Finance Authority, Revenue Bonds , Callable 5/15/2027
@ 100,   3.40%, 11/15/2037 25,000 22,073
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2026 @ 100,   5.00%, 7/1/2034 250,000 255,508
Connecticut State Health & Educational Facility Authority, Revenue Bonds ,
Callable 7/1/2024 @ 100,   5.00%, 7/1/2034 100,000 100,423
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue
Bonds , Callable 10/1/2023 @ 100,   5.00%, 10/1/2030 250,000 250,124
State of Connecticut, General Obligation Unlimited , Callable 4/15/2027 @
100,   5.00%, 4/15/2032 500,000 519,977
State of Connecticut, General Obligation Unlimited ,   5.00%, 6/15/2024 250,000 251,911
University of Connecticut, University & College Improvements, Revenue
Bonds , Callable 2/15/2024 @ 100,   5.00%, 2/15/2034 250,000 250,618
2,098,365
District of Columbia 2.31%
District of Columbia Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds, (Fannie Mae) ,   4.45%, 6/15/2031 320,000 315,296

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  99.52% (continued)
Principal
Amount Market Value
District of Columbia 2.31% (continued)
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2036 $ 250,000 $ 253,162
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
4/1/2026 @ 100,   5.00%, 10/1/2034 150,000 152,464
District of Columbia Water & Sewer Authority, Revenue Bonds , Callable
10/1/2029 @ 100,   4.00%, 10/1/2049 65,000 58,030
778,952
Florida 9.05%
Central Florida Expressway Authority, Revenue Bonds , Callable 7/1/2026 @
100,   4.00%, 7/1/2035 150,000 141,905
City of Orlando, FL, Public Improvements, Revenue Bonds , Callable
10/1/2024 @ 100,   5.00%, 10/1/2046 1,000,000 1,003,380
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding
Revenue Bonds ,   5.00%, 10/1/2030 500,000 500,473
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements,
Revenue Bonds ,   5.00%, 10/1/2025 120,000 120,059
Miami-Dade County Educational Facilities Authority, University & College
Improvements, Revenue Bonds, (AMBAC) ,   5.25%, 4/1/2031 260,000 278,638
School Board of Miami-Dade County (The), Certificates of Participation ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2033 1,000,000 1,000,060
3,044,515
Georgia 1.59%
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2029 @ 100,   3.00%, 11/1/2037 500,000 407,671
Atlanta GA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2027 @ 100,   5.00%, 11/1/2047 125,000 125,996
533,667
Illinois 0.22%
Illinois State Finance Authority, Revenue Bonds Series 2020 A , Callable
4/1/2030 @ 100,   4.00%, 4/1/2050 85,000 72,983
Indiana 3.78%
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds ,
Callable 10/1/2026 @ 100,   5.00%, 10/1/2046 600,000 600,264
Indiana Finance Authority Wastewater Utility Revenue, Revenue Bonds ,
Callable 10/1/2030 @ 100,   5.00%, 10/1/2050 500,000 505,826
Indiana State Finance Authority Health Systems Revenue, Revenue Bonds ,
Callable 11/1/2025 @ 100,   4.00%, 11/1/2051 200,000 166,658
1,272,748
Iowa 0.76%
State of Iowa, Revenue Bonds , Callable 6/1/2026 @ 100,   5.00%, 6/1/2027 250,000 257,127
Maine 1.75%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds ,
Callable 7/1/2030 @ 100,   4.00%, 7/1/2045 385,000 331,604

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  99.52% (continued)
Principal
Amount Market Value
Maine 1.75% (continued)
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.60%, 11/15/2036 $ 95,000 $ 83,852
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds , Callable 11/15/2024 @ 100,   3.75%, 11/15/2044 100,000 82,207
Maine State Housing Authority, State Single-Family Housing, Revenue
Bonds ,   3.45%, 11/15/2032 45,000 41,303
Maine Turnpike Authority, Refunding Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2026 50,000 51,052
590,018
Maryland 1.04%
City of Baltimore MD, Water Projects, Revenue Bonds , Callable 7/1/2029 @
100,   4.00%, 7/1/2049 405,000 350,821
Massachusetts 5.17%
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2025
@ 100,   3.25%, 12/1/2036 575,000 479,891
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.75%, 12/1/2037 250,000 218,712
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2027
@ 100,   3.25%, 12/1/2032 200,000 182,807
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 12/1/2026
@ 100,   3.55%, 12/1/2037 85,000 79,206
Massachusetts Housing Finance Agency, Revenue Bonds , Callable 6/1/2026
@ 100,   3.15%, 12/1/2026 40,000 38,706
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   5.13%, 12/1/2039 65,000 65,025
Massachusetts Housing Finance Agency, State Multi-Family Housing,
Revenue Bonds ,   4.85%, 12/1/2029 60,000 60,012
Massachusetts School Building Authority, Revenue Bonds , Callable
2/15/2028 @ 100,   5.25%, 2/15/2048 500,000 513,835
Massachusetts School Building Authority, Revenue Bonds , Callable
8/15/2025 @ 100,   5.00%, 8/15/2026 100,000 101,944
1,740,138
Michigan 1.35%
Michigan Public Educational Facilities Authority, School Improvements,
Refunding Revenue Bonds ,   6.00%, 12/1/2035 500,000 456,018
Minnesota 1.70%
Southern Minnesota Municipal Power Agency Power Supply System,
Revenue Bonds , Callable 1/1/2026 @ 100,   5.00%, 1/1/2041 565,000 571,493
Missouri 2.46%
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) , Callable 11/15/2024 @ 100,   4.00%, 11/15/2045 500,000 437,129

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  99.52% (continued)
Principal
Amount Market Value
Missouri 2.46% (continued)
Health & Educational Facilities Authority of the State of Missouri,
Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds,
(OID) ,   3.75%, 11/15/2039 $ 100,000 $ 83,754
Missouri State Health & Educational Facilities Authority, Health Facilities
Revenue. Revenue Bonds , Callable 11/15/2027 @ 100,   4.00%,
11/15/2049 360,000 305,480
826,363
Nevada 2.10%
Nevada System of Higher Education, Certificates of Participation , Callable
7/1/2026 @ 100,   4.00%, 7/1/2027 700,000 705,374
New Jersey 3.63%
Borough of Seaside Heights, NJ, General Obligation Unlimited , Callable
4/1/2025 @ 100,   4.00%, 4/1/2026 125,000 125,380
Hudson County Improvement Authority, Refunding Revenue Bonds,
(AGM) ,   5.40%, 10/1/2025 150,000 154,852
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
(OID) ,   5.00%, 7/1/2027 15,000 15,001
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.50%, 11/1/2036 500,000 446,671
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds , Callable
11/1/2025 @ 100,   3.90%, 11/1/2050 175,000 140,131
New Jersey St Transportation Trust Fund Authority, Revenue Bonds , Callable
12/15/2030 @ 100,   4.00%, 6/15/2045 100,000 88,773
State of New Jersey, Public Improvements, General Obligation Unlimited ,
Callable 6/1/2025 @ 100,   4.00%, 6/1/2034 250,000 249,310
1,220,118
New York 20.36%
City of New York NY, General Obligation Unlimited , Callable 4/1/2028 @
100,   5.00%, 4/1/2040 305,000 311,113
City of New York NY, General Obligation Unlimited , Callable 10/1/2029 @
100,   5.00%, 10/1/2039 145,000 149,547
City of New York NY, General Obligation Unlimited , Callable 3/1/2030 @
100,   5.00%, 3/1/2043 150,000 153,124
City of New York NY, General Obligation Unlimited , Callable 4/1/2028 @
100,   5.00%, 4/1/2043 195,000 198,846
Hudson Yards Infrastructure Corp., Revenue Bonds Series 2017 A , Callable
2/15/2027 @ 100,   4.00%, 2/15/2044 575,000 513,005
Metropolitan Transportation Authority, Refunding Revenue Bonds ,   5.25%,
11/15/2028 50,000 50,074
Metropolitan Transportation Authority, Refunding Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 258,159
Metropolitan Transportation Authority, Revenue Bonds , Callable 11/15/2027
@ 100,   5.00%, 11/15/2035 250,000 261,143
Metropolitan Transportation Authority, Revenue Bonds ,   5.00%, 11/15/2028 250,000 258,561

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  99.52% (continued)
Principal
Amount Market Value
New York 20.36% (continued)
Metropolitan Transportation Authority, Transit Improvements, Refunding
Revenue Bonds ,   5.00%, 11/15/2028 $ 250,000 $ 254,950
Metropolitan Transportation Authority, Transit Improvements, Revenue
Bonds ,   5.00%, 11/15/2033 100,000 100,007
New York City Housing Development Corp., Revenue Bonds , Callable
2/1/2026 @ 100,   3.50%, 11/1/2032 150,000 138,429
New York City Housing Development Corp., Revenue Bonds , Callable
11/1/2025 @ 100,   3.60%, 11/1/2031 250,000 234,982
New York City Housing Development Corp., Revenue Bonds , Callable
5/1/2025 @ 100,   3.10%, 11/1/2032 250,000 224,211
New York City Transitional Finance Authority Building Aid Revenue, Public
Improvements, Revenue Bonds, (State Aid Withholding) , Callable
1/15/2025 @ 100,   5.00%, 7/15/2027 250,000 253,174
New York City Transitional Finance Authority Building Aid Revenue,
Revenue Bonds ,   5.00%, 7/15/2031 250,000 256,550
New York City Transitional Finance Authority Future Tax Secured Revenue
Bonds , Callable 5/1/2027 @ 100,   4.00%, 5/1/2044 300,000 270,514
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2025 @
100,   5.00%, 8/1/2027 25,000 25,442
New York City Transitional Finance Authority Future Tax Secured
Revenue, Public Improvements, Revenue Bonds , Callable 8/1/2026 @
100,   4.00%, 8/1/2035 100,000 99,123
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Revenue Bonds Series 2016 A-1 ,   5.00%,
8/1/2024 100,000 100,963
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2028
@ 100,   5.00%, 6/15/2049 500,000 508,582
New York City Water & Sewer System, Revenue Bonds , Callable 6/15/2027
@ 100,   5.00%, 6/15/2032 100,000 104,521
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid
Withholding) ,   3.25%, 4/1/2031 280,000 257,703
New York State Dormitory Authority, Revenue Bonds , Callable 3/15/2028 @
100,   5.00%, 3/15/2043 250,000 254,075
New York State Dormitory Authority, Revenue Bonds ,   4.75%, 10/1/2040 5,000 5,000
New York State Dormitory Authority, Revenue Bonds , Callable 7/1/2025 @
100,   5.00%, 7/1/2037 135,000 137,904
New York State Thruway Authority, Revenue Bonds , Callable 1/1/2026 @
100,   4.00%, 1/1/2037 100,000 94,792
New York, NY, General Obligation Unlimited , Callable 8/1/2029 @
100,   5.00%, 8/1/2043 30,000 30,559
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2030 250,000 261,155
Port Authority of New York & New Jersey, Revenue Bonds , Callable
11/15/2027 @ 100,   5.00%, 11/15/2037 250,000 256,753

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  99.52% (continued)
Principal
Amount Market Value
New York 20.36% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2023 $ 100,000 $ 100,115
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2040 310,000 312,665
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 5/15/2031
@ 100,   5.00%, 11/15/2051 60,000 60,734
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2025
@ 100,   5.00%, 11/15/2035 250,000 254,421
Triborough Bridge & Tunnel Authority, Revenue Bonds ,   5.00%, 11/15/2027 100,000 102,653
6,853,549
North Carolina 0.59%
University of North Carolina at Charlotte (The), Revenue Bonds , Callable
10/1/2027 @ 100,   4.00%, 10/1/2037 100,000 96,393
University of North Carolina at Charlotte (The), University & College
Improvements, Revenue Bonds , Callable 4/1/2025 @ 100,   5.00%,
4/1/2040 100,000 101,829
198,222
North Dakota 0.28%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds , Callable
5/1/2025 @ 100,   3.00%, 5/1/2029 100,000 94,171
Pennsylvania 10.87%
Allegheny County PA Hospital, Development Authority, Revenue Bonds ,
Callable 4/1/2028 @ 100,   4.00%, 4/1/2044 150,000 121,953
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds
Series 2021 C , Callable 10/1/2031 @ 100,   5.00%, 10/1/2046 500,000 507,940
City of Philadelphia, PA Water & Wastewater Revenue, Revenue Bonds
Series 2021 C , Callable 10/1/2031 @ 100,   4.00%, 10/1/2051 500,000 405,713
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Revenue, Revenue Bonds , Callable 6/1/2028 @ 100,   4.00%, 6/1/2039 250,000 226,881
Lehigh County PA General Purpose Authority Hospital Revenue, Revenue
Bonds , Callable 7/1/2029 @ 100,   4.00%, 7/1/2049 325,000 273,049
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2042 100,000 79,206
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds ,   5.00%, 5/1/2037 100,000 85,310
Pennsylvania Higher Educational Facilities Authority, Hospital
Improvements, Revenue Bonds, (OID) ,   4.00%, 5/1/2032 100,000 85,829
Pennsylvania Housing Finance Agency, Revenue Bonds , Callable 4/1/2027 @
100,   3.65%, 10/1/2042 100,000 81,291
Pennsylvania State Economic Development Financing Authority, Revenue
Bonds Series 2017 A , Callable 11/15/2027 @ 100,   4.00%, 11/15/2047 400,000 340,583
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2034 190,000 195,650
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2035 125,000 128,543

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  99.52% (continued)
Principal
Amount Market Value
Pennsylvania 10.87% (continued)
Pennsylvania State University, Revenue Bonds , Callable 9/1/2026 @
100,   5.00%, 9/1/2036 $ 100,000 $ 102,420
Pennsylvania Turnpike Commission, Revenue Bonds , Callable 12/1/2025 @
100,   5.00%, 12/1/2045 500,000 499,718
Pennsylvania Turnpike Commission, Revenue Refunding Bonds Series 2005
A ,   5.25%, 7/15/2028 150,000 162,314
Philadelphia PA Water & Wastewater Revenue, Revenue Bonds , Callable
11/1/2030 @ 100,   5.00%, 11/1/2045 355,000 360,710
3,657,110
South Dakota 0.84%
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   2.45%, 5/1/2027 250,000 236,624
South Dakota Housing Development Authority, Revenue Bonds , Callable
11/1/2025 @ 100,   3.13%, 11/1/2036 45,000 44,404
281,028
Tennessee 1.04%
City of Memphis, TN , Callable 4/1/2024 @ 100,   5.00%, 4/1/2044 80,000 80,056
City of Memphis, TN ,   5.00%, 4/1/2044 20,000 20,097
Metropolitan Government of Nashville & Davidson County Convention
Center Authority, Public Improvements, Revenue Bonds ,   5.00%,
7/1/2026 200,000 200,199
Tennessee Housing Development Agency, Revenue Bonds , Callable 1/1/2027
@ 100,   3.40%, 7/1/2037 55,000 50,463
350,815
Texas 11.54%
Austin TX Electric Utility System Revenue, Revenue Bonds Series 2019 B ,
Callable 11/15/2029 @ 100,   5.00%, 11/15/2049 15,000 15,212
City Public Service Board of San Antonio, TX, Revenue Bonds , Callable
8/1/2026 @ 100,   5.00%, 2/1/2032 250,000 256,992
Clifton Higher Education Finance Corp., School Improvements, Refunding
Revenue Bonds ,   4.00%, 8/15/2044 500,000 429,764
Comal Independent School District, Unlimited Tax School Building Bonds ,
Callable 2/1/2026 @ 100,   4.00%, 2/1/2034 250,000 250,977
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds ,
Callable 5/15/2026 @ 100,   4.00%, 11/15/2030 130,000 125,397
North Texas Tollway Authority Revenue, Revenue Bonds, Series 2017 A ,
Callable 1/1/2028 @ 100,   4.00%, 1/1/2043 470,000 421,018
San Antonio Public Facilities Corp., Public Improvements, Refunding
Revenue Bonds, (OID) ,   4.00%, 9/15/2042 250,000 218,673
San Antonio Water System, Refunding Revenue Bonds , Callable 11/15/2029
@ 100,   5.00%, 5/15/2034 190,000 201,166
San Antonio Water System, Revenue Bonds Series 2020 A , Callable
5/15/2030 @ 100,   5.00%, 5/15/2050 205,000 207,444
Texas Public Finance Authority, Revenue Bonds , Callable 12/1/2026 @
100,   4.00%, 12/1/2031 200,000 196,105

Spirit of America Municipal Tax Free Bond Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  99.52% (continued)
Principal
Amount Market Value
Texas 11.54% (continued)
Texas State Water Development Board, Revenue Bonds Series 2019 A ,
Callable 10/15/2029 @ 100,   4.00%, 10/15/2037 $ 500,000 $ 480,731
Texas State Water Development Board, Revenue Bonds , Callable 10/15/2028
@ 100,   5.00%, 4/15/2049 450,000 459,797
Texas State Water Development Board, Revenue Bonds Series 2019 A ,
Callable 10/15/2029 @ 100,   4.00%, 10/15/2054 500,000 430,987
White Oak, TX, Independent School District, Unlimited Tax School Building
Bonds , Callable 2/15/2027 @ 100,   4.00%, 2/15/2029 190,000 190,842
3,885,105
Utah 1.38%
Utah County Utah Hospital Revenue IHC Health Services, Revenue Bonds ,
Callable 5/15/2026 @ 100,   5.00%, 5/15/2050 465,000 466,097
Vermont 0.57%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue
Bonds ,   3.75%, 8/15/2037 200,000 190,816
Virginia 0.74%
Virginia State Resource Authority Infrastructure, Revenue Bonds , Callable
11/1/2025 @ 100,   4.00%, 11/1/2033 75,000 74,640
Virginia State Resource Authority Infrastructure, Revenue Bonds, Pre-
Refunded , Callable 11/1/2025 @ 100,   4.00%, 11/1/2033 175,000 176,094
250,734
Wisconsin 0.21%
Wisconsin Housing & Economic Development Authority, State Multi-Family
Housing, Revenue Bonds, (OID) ,   5.63%, 11/1/2035 70,000 71,330
Total Municipal Bonds
(Cost $36,922,384) 33,493,627
Total Investments — 99.52%
(Cost $36,922,384) 33,493,627
Other Assets in Excess of Liabilities  — 0.48% 161,918
NET ASSETS - 100.00% $ 33,655,545
AGM - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
OID - Original Issue Discount

Spirit of America Income Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Common Stocks 10.26% Shares Market Value
Communications 0.35%
Verizon Communications, Inc. 7,500 $ 243,075
Consumer Staples 1.05%
Philip Morris International, Inc. 8,000 740,640
Energy 5.79%
Chevron Corp. 4,500 758,790
Enbridge, Inc. 25,000 829,750
Kinder Morgan, Inc. 40,000 663,200
Phillips 66 2,500 300,375
TC Energy Corp. 15,000 516,150
Williams Companies, Inc. (The) 30,000 1,010,700
4,078,965
Financials 0.36%
Blackstone Mortgage Trust, Inc., Class A 11,565 251,539
Health Care 1.16%
AbbVie, Inc. 5,500 819,830
Real Estate 1.17%
City Office REIT, Inc. 10,000 42,500
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 8,000 169,600
Medical Properties Trust, Inc. 5,000 27,250
Physicians Realty Trust 2,000 24,380
Simon Property Group, Inc. 4,000 432,120
Spirit MTA REIT
(a)(b)
2,000 –
Spirit Realty Capital, Inc. 4,000 134,120
829,970
Utilities 0.38%
Duke Energy Corp. 3,000 264,780
Total Common Stocks
(Cost $6,509,739) 7,228,799
Preferred Stocks 19.93% Shares Market Value
Financials 13.43%
Affiliated Managers Group, Inc., 4.20% 15,000 230,100
Affiliated Managers Group, Inc., 4.75% 10,000 164,600
Allstate Corp. (The), Series I, 4.75% 20,000 367,200
American Financial Group, Inc., 5.13% 15,000 302,100
American Financial Group, Inc., 5.63% 20,000 437,800
Athene Holding Ltd., Series C, 6.38% 10,000 240,500
Athene Holding Ltd., Series D, 4.88% 20,000 327,600
Bank of America Corp., Series HH, 5.88% 8,000 185,440

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Preferred Stocks 19.93% (continued) Shares Market Value
Financials 13.43% (continued)
Bank of America Corp., Series LL, 5.00% 20,000 $ 406,600
Bank of America Corp., Series NN, 4.38% 10,000 176,100
Bank of America Corp., Series PP, 4.13% 16,667 279,339
Bank of America Corp., Series QQ, 4.25% 10,000 170,500
Brighthouse Financial, Inc., Series C, 5.38% 20,000 360,000
Capital One Financial Corp., Series J, 4.80% 10,000 176,900
Capital One Financial Corp., Series K, 4.63% 18,500 318,570
CNO Financial Group, Inc., 5.13% 2,000 31,060
Equitable Holdings, Inc., Series C, 4.30% 20,000 302,200
Fulton Financial Corp., Series A, 5.13% 6,000 92,100
Huntington Bancshares, Inc., Series H, 4.50% 10,000 168,400
JPMorgan Chase & Co., Series EE, 6.00% 20,000 495,800
JPMorgan Chase & Co., Series GG, 4.75% 20,000 409,800
KeyCorp, Series G, 5.63% 15,000 277,950
MetLife, Inc., Series F, 4.75% 15,000 304,350
Morgan Stanley, Series O, 4.25% 10,000 170,500
Northern Trust Corp., Series E, 4.70% 18,640 391,999
Prudential Financial, Inc., 4.13% 3,530 67,988
Prudential Financial, Inc., 5.63% 10,000 240,400
Prudential Financial, Inc., 5.95% 10,000 244,300
RenaissanceRE Holdings Ltd., Series G, 4.20% 850 13,175
Selective Insurance Group, Inc., Series B, 4.60% 1,000 16,320
State Street Corp., 5.35% 1,000 23,200
U.S. Bancorp, Series L, 3.75% 20,000 304,200
U.S. Bancorp, Series M, 4.00% 10,000 160,100
W.R. Berkley Corp., 5.10% 20,000 389,600
Washington Federal, Inc., Series A, 4.88% 10,000 131,200
Wells Fargo & Co., Series AA, 4.70% 20,000 370,600
Wells Fargo & Co., Series CC, 4.38% 20,000 347,400
Wells Fargo & Co., Series Z, 4.75% 20,000 371,600
9,467,591
Real Estate 2.53%
Brookfield Property Partners LP, Series A, 5.75% 7,500 95,550
Diversified Healthcare Trust, 5.63% 26,660 383,904
Federal Realty Investment Trust, Series C, 5.00% 7,500 150,225
Public Storage, Series I, 4.88% 9,583 201,914
Public Storage, Series L, 4.63% 10,000 197,000
Public Storage, Series M, 4.13% 3,889 69,885
Public Storage, Series N, 3.88% 20,000 331,200
Public Storage, Series S, 4.10% 10,000 169,800
Vornado Realty Trust, 5.40% 12,298 177,706
1,777,184
Technology 0.14%
Pitney Bowes, Inc., 6.70% 5,700 97,299

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Preferred Stocks 19.93% (continued) Shares Market Value
Utilities 3.83%
BIP Bermuda Holdings I Ltd, 5.13% 10,000 $ 159,800
Brookfield Infrastructure Partners LP, 5.00% 10,000 166,500
Brookfield Infrastructure Partners LP, 5.13% 25,000 436,000
DTE Energy Co., Series G, 4.38% 20,000 386,200
Entergy Arkansas, Inc., 4.88% 20,000 438,000
Entergy Louisiana LLC, 4.88% 10,000 223,200
Entergy Mississippi, Inc., 4.90% 15,000 336,450
Southern Co., 4.95% 21,000 442,050
Southern Co., Series C, 4.20% 6,000 116,820
2,705,020
Total Preferred Stocks
(Cost $18,747,922) 14,047,094
Collateralized Mortgage Obligations 0.07%
Principal
Amount
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A27, 5.50%,
10/25/2035 $ 16,134 9,245
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A7, 5.50%,
10/25/2035 17,442 9,994
Citicorp Mortgage Securities, Inc., Class 1A12, 5.00%, 2/25/2035 35,496 32,732
Total Collateralized Mortgage Obligations  (Cost $51,383) 51,971
Corporate Bonds 10.53%
Bank of New York Mellon Corp. (The), 4.625%, 12/20/2049 500,000 451,117
Bank of New York Mellon Corp. (The), 3.7%, 3/20/2169 100,000 90,062
Entergy Texas, Inc., 5.15%, 6/1/2045 100,000 85,342
Exelon Generation Co. LLC, 5.6%, 6/15/2042
(b)(c)
400,000 323,602
Fifth Third Bancorp, 8.25%, 3/1/2038 250,000 266,875
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037 850,000 861,812
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036 500,000 498,997
Hospitality Properties Trust, 4.5%, 3/15/2025 500,000 468,598
Kinder Morgan Energy Partners LP, 6.5%, 2/1/2037 250,000 244,899
MetLife, Inc., 9.25%, 4/8/2038
(c)
1,500,000 1,687,222
MetLife, Inc., 10.75%, 8/1/2039 1,000,000 1,273,223
PECO Energy Capital Trust IV, 5.75%, 6/15/2033 1,000,000 911,987
Valero Energy Corp., 8.75%, 6/15/2030 224,000 256,714
Total Corporate Bonds
(Cost $8,132,825) 7,420,450
Municipal Bonds 58.13%
Principal
Amount Market Value
Alabama 2.46%
Health Care Authority for Baptist Health (The), Refunding Revenue
Bonds ,   5.50%, 11/15/2043 2,000,000 1,734,286

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  58.13% (continued)
Principal
Amount Market Value
Arizona 0.54%
Arizona School Facilities Board, School Improvements, Certificates of
Participation ,   6.00%, 9/1/2027 $ 225,000 $ 228,443
Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Revenue
Bonds , Callable 7/1/2030 @ 100,   2.70%, 7/1/2045 250,000 155,064
383,507
California 4.35%
Alhambra Unified School District, University & College Improvements,
General Obligation Unlimited ,   6.70%, 2/1/2026 465,000 475,122
California State University, Revenue Bonds Series 2020 B , Callable 5/1/2030
@ 100,   3.07%, 11/1/2042 100,000 69,608
City & County of San Francisco, CA, General Obligation Unlimited ,   6.26%,
6/15/2030 450,000 474,809
Peralta Community College District, Refunding Revenue Bonds ,   6.91%,
8/1/2025 500,000 505,763
Peralta Community College District, Refunding Revenue Bonds ,   7.31%,
8/1/2031 310,000 317,988
San Bernardino City Unified School District, School Improvements,
Certificates of Participation, (AGM) (OID) ,   8.25%, 2/1/2026 500,000 516,765
University of California Revenues, Revenue Bonds , Callable 5/15/2030 @
100,   6.30%, 5/15/2050 260,000 263,880
University of California Revenues, Revenue Bonds ,   4.13%, 5/15/2045 250,000 209,627
University of California, University & College Improvements, Refunding
Revenue Bonds ,   3.66%, 5/15/2027 250,000 237,224
3,070,786
Colorado 0.74%
Colorado Mesa University, University & College Improvements, Build
America Revenue Bonds, (State Higher Education Intercept
Program) ,   6.75%, 5/15/2042 500,000 518,858
Connecticut 0.41%
State of Connecticut, General Obligation Unlimited ,   5.85%, 3/15/2032 280,000 286,464
Florida 4.30%
City of Miami Gardens, FL, Public Improvements, Build America Bonds,
Certificates of Participation ,   7.17%, 6/1/2026 670,000 684,849
City of Tallahassee, FL, Utility System Revenue, Build America Revenue
Bonds ,   5.22%, 10/1/2040 300,000 276,775
County of Miami-Dade, FL Transit System, Transit Improvements, Build
America Revenue Bonds ,   5.53%, 7/1/2032 500,000 502,242
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build
America Revenue Bonds, (AGM) (OID) ,   7.50%, 4/1/2040 1,000,000 1,139,271
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue
Bonds, (AGM) ,   7.08%, 10/1/2029 250,000 269,927
Town of Miami Lakes, FL, Public Improvements, Build America Revenue
Bonds ,   7.59%, 12/1/2030 150,000 164,261
3,037,325

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  58.13% (continued)
Principal
Amount Market Value
Georgia 3.38%
Cobb Marietta Georgia Coliseum, Revenue Bonds , Callable 1/1/2026 @
100,   4.50%, 1/1/2047 $ 100,000 $ 84,241
Municipal Electric Authority of Georgia, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   7.06%, 4/1/2057 1,406,000 1,379,019
State of Georgia, Public Improvements, General Obligation Unlimited ,
Callable 2/1/2024 @ 100,   3.84%, 2/1/2032 1,000,000 916,186
2,379,446
Hawaii 0.64%
State of Hawaii, General Obligation Unlimited , Callable 10/1/2025 @
100,   4.05%, 10/1/2032 495,000 449,577
Idaho 0.24%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds,
(OID) ,   5.25%, 9/1/2024 170,000 169,081
Illinois 2.35%
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build
America Revenue Bonds ,   6.74%, 11/1/2040 250,000 267,125
Village of Glenwood, IL, Public Improvements, Build America Bonds,
General Obligation Unlimited, (AGM) ,   7.03%, 12/1/2028 1,330,000 1,385,339
1,652,464
Indiana 2.63%
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited , Callable 7/5/2024 @ 100,   3.95%, 7/5/2029 1,000,000 921,221
Anderson School Building Corp., Refunding Bonds, General Obligation
Limited, (OID) , Callable 7/5/2024 @ 100,   3.75%, 7/5/2028 1,000,000 928,487
1,849,708
Kansas 0.48%
Wyandotte County Unified School District No. 500 Kansas City, General
Obligation Unlimited Series 2020 B , Callable 9/1/2030 @ 100,   3.17%,
9/1/2046 500,000 340,142
Kentucky 0.43%
Kentucky State Property & Building Commission, Economic Improvements,
University & College Improvements, Build America Revenue Bonds
Series 2010C ,   5.37%, 11/1/2025 305,000 302,141
Louisiana 0.10%
East Baton Rouge Parish, LA Sewerage Commission, Revenue Refunding
Bonds Series 2020 B ,   2.44%, 2/1/2039 100,000 69,443
Massachusetts 0.54%
City of Worcester, MA, Pension Funding, General Obligation Limited,
(AGM) (OID) ,   6.25%, 1/1/2028 105,000 107,578
Massachusetts Health & Educational Facilities Authority, Refunding Revenue
Bonds ,   6.43%, 10/1/2035 250,000 262,291

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  58.13% (continued)
Principal
Amount Market Value
Massachusetts 0.54% (continued)
University of Massachusetts Building Authority, University & College
Improvements, Build America Revenue Bonds ,   6.57%, 5/1/2039 $ 15,000 $ 15,007
384,876
Michigan 1.21%
Comstock Park Public Schools, School Improvements, General Obligation
Unlimited ,   6.20%, 5/1/2024 200,000 200,046
Michigan Finance Authority, School Improvements, Revenue Bonds ,   6.38%,
11/1/2025 500,000 500,279
Onsted Community Schools, School Improvements, General Obligation
Unlimited ,   5.90%, 5/1/2027 150,000 151,037
St. Johns Public Schools, General Obligation Unlimited ,   6.65%, 5/1/2040 5,000 5,024
856,386
Mississippi 0.96%
Mississippi Development Bank, Highway Improvements, Build America
Revenue Bonds ,   6.59%, 1/1/2035 650,000 679,189
Missouri 4.32%
City of Kansas City, MO, Revenue Bonds ,   7.83%, 4/1/2040 2,235,000 2,497,400
Missouri Joint Municipal Electric Utility Commission, Electric Lights
& Power Improvements, Build America Revenue Bonds ,   7.73%,
1/1/2039 475,000 551,590
3,048,990
Nebraska 0.28%
Nebraska Public Power District, Electric Lights & Power Improvements,
Build America Revenue Bonds ,   5.32%, 1/1/2030 200,000 199,255
Nevada 1.58%
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.97%, 2/1/2040 690,000 809,654
County of Washoe, NV, Public Improvements, Build America Revenue
Bonds ,   7.88%, 2/1/2040 250,000 303,945
1,113,599
New Jersey 0.56%
New Jersey Educational Facilities Authority, University & College
Improvements, Build America Revenue Bonds ,   6.19%, 7/1/2040 500,000 393,435
New York 4.68%
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.70%, 3/1/2027 145,000 146,513
City of New York, NY, Public Improvements, Build America Bonds, General
Obligation Unlimited ,   5.21%, 10/1/2031 100,000 98,321
Long Island Power Authority, Revenue Bonds, (OID) ,   5.85%, 5/1/2041 195,000 195,938
Metropolitan Transportation Authority, Revenue Bonds ,   5.87%, 11/15/2039 200,000 190,921
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.59%, 11/15/2030 145,000 147,140

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  58.13% (continued)
Principal
Amount Market Value
New York 4.68% (continued)
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   5.99%, 11/15/2030 $ 125,000 $ 128,042
Metropolitan Transportation Authority, Transit Improvements, Build America
Revenue Bonds ,   6.20%, 11/15/2026 105,000 105,359
New York City Industrial Development Agency, Recreational Facilities
Improvements Revenue Bonds, (NATL-RE) ,   5.90%, 3/1/2046 580,000 551,266
New York City Transitional Finance Authority Building Aid Revenue,
School Improvements, Build America Revenue Bonds, (State Aid
Withholding) ,   6.83%, 7/15/2040 485,000 520,738
New York City Transitional Finance Authority Future Tax Secured Revenue,
Public Improvements, Build America Revenue Bonds ,   5.47%,
5/1/2036 815,000 803,997
Port Authority of New York & New Jersey, Port, Airport & Marina
Improvements, Revenue Bonds ,   3.92%, 10/15/2028 115,000 108,407
Triborough Bridge & Tunnel Authority, Revenue Bonds , Callable 11/15/2033
@ 100,   5.55%, 11/15/2040 150,000 144,719
Western Nassau County Water Authority, Build America Revenue
Bonds ,   6.70%, 4/1/2040 150,000 157,728
3,299,089
North Carolina 0.33%
County of Cabarrus, NC, School Improvements, Revenue Bonds ,   5.50%,
4/1/2026 235,000 235,584
Ohio 3.57%
American Municipal Power, Inc., Electric Lights & Power Improvements,
Build America Revenue Bonds ,   7.50%, 2/15/2050 500,000 581,370
American Municipal Power, Inc., Revenue Bonds ,   6.27%, 2/15/2050 465,000 478,177
Cincinnati City School District, Refunding Bonds, Certificates of
Participation, (OID) , Callable 12/15/2024 @ 100,   4.00%, 12/15/2032 200,000 179,644
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue
Bonds ,   8.22%, 2/15/2040 1,000,000 1,070,147
Springfield Local School District/Summit County, School Improvements,
Build America Bonds, General Obligation Unlimited (School District
Credit Program) ,   5.65%, 9/1/2031 200,000 200,130
2,509,468
Pennsylvania 4.17%
City of Reading, PA , Callable 11/1/2024 @ 100,   5.30%, 11/1/2033 500,000 498,544
Pennsylvania Turnpike Commission Turnpike Revenue, Revenue Bonds ,
Callable 12/1/2029 @ 100,   3.58%, 12/1/2043 390,000 288,869
Pennsylvania Turnpike Commission, Build America Revenue Bonds ,   6.38%,
12/1/2037 520,000 545,284
Philadelphia Authority for Industrial Development, Pension Funding,
Revenue Bonds, (AGM) (OID) ,   6.35%, 4/15/2028 130,000 133,065
Philadelphia Municipal Authority, Public Improvements, Revenue
Bonds ,   5.09%, 3/15/2028 500,000 483,553

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Municipal Bonds  58.13% (continued)
Principal
Amount Market Value
Pennsylvania 4.17% (continued)
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Recreational Facilities Improvements, Revenue Bonds ,   7.04%,
11/1/2039 $ 1,000,000 $ 983,334
2,932,649
Rhode Island 0.48%
Narragansett Bay Commission, Revenue Bonds Series 2020 A , Callable
9/1/2030 @ 100,   2.92%, 9/1/2043 500,000 339,514
Texas 1.69%
Frisco Economic Development Corp., Public Improvements, Revenue
Bonds ,   4.20%, 2/15/2034 1,000,000 916,852
Midland County Hospital District, Health, Hospital & Nursing Home
Improvements, Build America Bonds, General Obligation
Limited ,   6.44%, 5/15/2039 260,000 271,024
1,187,876
Virgin Islands 2.56%
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.85%,
7/1/2035 1,000,000 1,069,864
Virgin Islands Water & Power Authority - Electric System, Electric Lights &
Power Improvements, Build America Revenue Bonds, (AGM) ,   6.65%,
7/1/2028 715,000 733,819
1,803,683
Virginia 6.37%
Tobacco Settlement Financing Corp., Refunding Revenue Bonds, (OID) ,
Callable 6/1/2025 @ 100,   6.71%, 6/1/2046 5,420,000 4,490,278
Washington 1.78%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights &
Power Improvements, Build America Revenue Bonds, (OID) ,   5.57%,
2/1/2040 250,000 244,978
Douglas County Public Utility District No. 1, Electric Lights & Power
Improvements, Revenue Bonds ,   5.35%, 9/1/2030 224,100 224,361
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power
Improvements, Build America Revenue Bonds ,   6.88%, 9/1/2032 500,000 538,420
Snohomish County Public Utility District No. 1, Electric Lights & Power
Improvements, Build America Revenue Bonds, (OID) ,   5.68%,
12/1/2040 250,000 246,474
1,254,233
Total Municipal Bonds
(Cost $43,656,256) 40,971,332
Total Investments — 98.92%
(Cost $77,098,125) 69,719,646
Other Assets in Excess of Liabilities  — 1.08% 761,174
NET ASSETS - 100.00% $ 70,480,820

Spirit of America Income Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

(a) Non-income producing security.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(c) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGM - Assured Guaranty Municipal Corp.
NATL-RE - Insured by National Public Finance Guarantee Corp.
OID - Original Issue Discount

Spirit of America Utilities Fund
Schedule of Investments
September 30, 2023 (Unaudited)

Common Stocks 93.60% Shares Market Value
Energy 0.51%
Williams Companies, Inc. (The) 2,000 $ 67,380
Industrials 0.29%
Waste Management, Inc. 250 38,110
Utilities 92.80%
AES Corp. 19,500 296,400
Alliant Energy Corp. 3,350 162,307
Ameren Corp. 7,850 587,415
American Electric Power Company, Inc. 8,800 661,936
American Water Works Company, Inc. 750 92,872
Atmos Energy Corp. 2,600 275,418
Brookfield Renewable Corp., Class A 1,150 27,531
CenterPoint Energy, Inc. 14,500 389,325
Chesapeake Utilities Corp. 250 24,437
Clearway Energy, Inc., Class C 5,300 112,148
CMS Energy Corp. 8,100 430,191
Constellation Energy Corp. 3,900 425,412
Dominion Energy, Inc. 2,600 116,142
DTE Energy Co. 6,400 635,392
Duke Energy Corp. 6,350 560,451
Edison International 3,600 227,844
Entergy Corp. 7,300 675,250
Essential Utilities, Inc. 12,800 439,424
Evergy, Inc. 1,300 65,910
Eversource Energy 8,050 468,108
Exelon Corp. 11,900 449,701
FirstEnergy Corp. 12,300 420,414
IDACORP, Inc. 600 56,190
National Fuel Gas Co. 600 31,146
NextEra Energy, Inc. 14,350 822,112
Nisource, Inc. 16,500 407,220
Northwest Natural Holdings Co. 1,900 72,504
NorthWestern Corp. 1,000 48,060
Portland General Electric Co. 800 32,384
PPL Corp. 21,250 500,650
Public Service Enterprise Group, Inc. 9,600 546,336
Sempra Energy 10,050 683,702
Southern Co. 2,850 184,452
Southwest Gas Corp. 2,150 129,882
Vistra Energy Corp. 6,000 199,080
WEC Energy Group, Inc. 6,650 535,658

Spirit of America Utilities Fund
Schedule of Investments (continued)
September 30, 2023 (Unaudited)

Common Stocks 93.60% (continued) Shares Market Value
Utilities 92.80% (continued)
Xcel Energy, Inc. 6,700 $ 383,374
12,176,778
Total Common Stocks
(Cost $13,791,653) 12,282,268
Preferred Stocks 1.03%
Utilities 1.03%
Southern Co., 5.25% 6,000 135,240
Total Preferred Stocks
(Cost $146,850) 135,240
Money Market Funds 5.07%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 5.27%
(a)
664,930 664,930
Total Money Market Funds
(Cost $664,930) 664,930
Total Investments — 99.70%
(Cost $14,603,433) 13,082,438
Other Assets in Excess of Liabilities  — 0.30% 39,669
NET ASSETS - 100.00% $ 13,122,107
(a) Rate disclosed is the seven day effective yield as of September 30, 2023.